Leases (Details) - Schedule of additional information related to the company’s lease balances - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Lease [Member]
Leases (Details) - Schedule of additional information related to the company’s lease balances [Line Items]
Operating lease cost	$ 865	$ 823
Short-term lease cost	57	213
Financing lease cost [Member]
Financing lease cost:
Amortization of finance leased assets	411	654
Interest of lease liabilities	$ 36	$ 240